Exhibit 99.1

Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	December 2014
Distribution Date	1/15/2015
Transaction Month	39
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	September 16, 2011
Closing Date:	October 5, 2011

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,109,375,752.57	63,426	4.38%	55.82
Original Adj. Pool Balance:	$1,085,695,587.42

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$230,000,000.00	20.732%	0.34292%	October 15, 2012
Class A-2 Notes	Fixed	$315,000,000.00	28.394%	0.62000%	July 15, 2014
Class A-3 Notes	Fixed	$270,000,000.00	24.338%	0.83000%	December 15, 2015
Class A-4 Notes	Fixed	$189,260,000.00	17.060%	1.30000%	February 15, 2018
Total Securities		$1,004,260,000.00	90.525%

Overcollateralization		$81,435,587.42	7.341%
YSOA		$23,680,165.15	2.135%
Total Original Pool Balance		$1,109,375,752.57	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$140,997,221.21	0.7449922	$129,453,242.46	0.6839968	$11,543,978.75
Total Securities	$140,997,221.21	0.1403991	$129,453,242.46	0.1289041	$11,543,978.75

Weighted Avg. Coupon (WAC)	4.70%		4.72%
Weighted Avg. Remaining Maturity (WARM)	22.88		22.05
Pool Receivables Balance	$164,711,593.68		$152,967,894.74
Remaining Number of Receivables	24,933		24,280

Adjusted Pool Balance	$162,711,132.96		$151,167,154.21

III. COLLECTIONS

Principal:
Principal Collections	$11,396,212.74
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$263,920.77
Total Principal Collections	$11,660,133.51

Interest:
Interest Collections	$648,238.76
Late Fees & Other Charges	$33,663.53
Interest on Repurchase Principal	$-
Total Interest Collections	$681,902.29

Collection Account Interest	$377.34
Reserve Account Interest	$204.88
Servicer Advances	$-

Total Collections	$12,342,618.02

IV. DISTRIBUTIONS

Total Collections	$12,342,618.02
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$12,342,618.02

Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	December 2014
Distribution Date	1/15/2015
Transaction Month	39
30/360 Days	30
Actual/360 Days	31

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$137,259.66		$137,259.66	$137,259.66
Collection Account Interest					$377.34
Late Fees & Other Charges					$33,663.53
Total due to Servicer					$171,300.53

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$152,746.99		$152,746.99

Total Interest:		$152,746.99		$152,746.99	$152,746.99

Available Funds Remaining:					$12,018,570.50

3. Regular Principal Distribution Amount:					$11,543,978.75

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$-
Class A-3 Notes		$-
Class A-4 Notes		$11,543,978.75
Class A Notes Total:	$11,543,978.75	$11,543,978.75
Total Noteholders Principal		$11,543,978.75

4. Required Deposit to Reserve Account			0.00

5. Trustee Expenses			0.00

6. Remaining Available Collections Released to Certificateholder			474,591.75

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$2,000,460.72
Beginning Period Amount	$2,000,460.72
Current Period Amortization	$199,720.19
Ending Period Required Amount	$1,800,740.53
Ending Period Amount	$1,800,740.53
Next Distribution Date Amount	$1,613,719.13

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,428,477.94
Beginning Period Amount	$5,428,477.94
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,428,477.94
Ending Period Amount	$5,428,477.94

VII. OVERCOLLATERALIZATION

Overcollateralization Target	11.50%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$21,713,911.75	$21,713,911.75	$21,713,911.75
Overcollateralization as a % of Adjusted Pool		13.35%	14.36%	14.36%

Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	December 2014
Distribution Date	1/15/2015
Transaction Month	39
30/360 Days	30
Actual/360 Days	31

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	97.93%	23,777	96.90%	$148,219,885.97
30 - 60 Days	1.62%	394	2.43%	$3,724,187.67
61 - 90 Days	0.36%	88	0.55%	$844,601.70
91 + Days	0.09%	21	0.12%	$179,219.40
		24,280		$152,967,894.74
Total
Delinquent Receivables 61 + days past due	0.45%	109	0.67%	$1,023,821.10
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.45%	111	0.69%	$1,137,681.26
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.41%	105	0.63%	$1,115,549.45
Three-Month Average Delinquency Ratio	0.43%		0.66%

Repossession in Current Period		22		$252,311.16
Repossession Inventory		40		$142,064.78

Charge-Offs
Gross Principal of Charge-Off for Current Period				$347,486.20
Recoveries				$(263,920.77)
Net Charge-offs for Current Period				$83,565.43

Beginning Pool Balance for Current Period				$164,711,593.68

Net Loss Ratio				0.61%
Net Loss Ratio for 1st Preceding Collection Period				0.05%
Net Loss Ratio for 2nd Preceding Collection Period				0.87%
Three-Month Average Net Loss Ratio for Current Period				0.51%

Cumulative Net Losses for All Periods				$7,318,685.73
Cumulative Net Losses as a % of Initial Pool Balance				0.66%

Principal Balance of Extensions				$1,093,906.65
Number of Extensions				112